Equity (Details) - BRL (R$) shares in Thousands, R$ in Thousands		1 Months Ended	12 Months Ended
	Apr. 04, 2022	Oct. 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Feb. 04, 2021
Equity (Details) [Line Items]
Capital shares (in Shares)			25,217,665
Increase in capital			R$ 3,000,000
Capital amounts			R$ 1,587,985	R$ 1,587,985
Capital increases, description			For the year ended June 30,2021 there were two capital increases, as follows: (i) a public offering of 20,000,000 shares at a price of R$22.00 each for a total amount of R$ 440,000, conducted in Brazil in the over-the-counter market with placement efforts abroad, with issuance costs of R$17,186 recorded in equity in “Share issue costs,” net of tax effects of R$5,843 (Note 1.2); (ii) issuance of 20,272,707 common shares without par value, for a total amount of R$448,174, due to the exercise of warrants by the BrasilAgro founding shareholders (Note 2.5).
Preliminary shares received (in Shares)			2
Settlement of contingency value, description			From January 27, 2020 (acquisition date) to June 30, 2022, the agreement generated a return of 771,678 shares, which were allocated to treasury, in the amount of R$15,306, with 348,411 shares and R$9,676 recognized this fiscal year.
Parties agreed shares (in Shares)			7,763
Compensation plan accrued balance			R$ 4,989
Residual amount			R$ 726
Maturity date			Jun. 30, 2023
Adjusted amount			R$ 5,715
Initial payment						R$ 160,399
Legal reserve description			to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the BrasilAgro’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.BrasilAgro is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of BrasilAgro’s capital and may only be used to offset loss and increase capital.
Minimum mandatory dividends		R$ 75,441
Dividends proposed		R$ 184,559
Dividends, description	At a meeting held on April 4, 2022, the Board of Directors approved the payment of interim dividends in the amount of R$200,000, based on the balance of the Investment and expansion reserve. The payment was made on April 29, 2022. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will inure to the Company. Pursuant to article 36, of the Company’s Bylaws, income for the year shall be allocated as follows after accrual of the legal reserve: (i) 25% (twenty five percent) of adjusted net income will be allocated to the payment of mandatory dividends; (ii) the remaining portion may be allocated to payments of additional dividends approved at the Shareholders Meeting; and (iii) the reserve for investment and expansion, in compliance with Federal Law 6,404/76.
Foreign exchange rate differences, description			At June 30, 2022, the effects from foreign exchange rate variation arising from the translation of the financial statements of companies located abroad amounted to R$18,265 (R$35,917) at June 30, 2021, and the accumulated effect reached R$97,687 (R$79,422 at June 30, 2021).
Share repurchase programs, description			BrasilAgro approved three (3) Share Repurchase Programs at the Board of Directors meetings held on: (i) September 2, 2013; (ii) June 25, 2016; and, finally, (iii) the last Share Repurchase Program of the Company, approved at the Board of Directors meeting held on September 20, 2016, whose term of eighteen (18) months ended on March 21, 2018. Currently there is no Share Repurchase Program in force, and the number of treasury shares at June 30, 2022 is 3,533,498 that corresponds to R$49,761.
Cresud [Member]
Equity (Details) [Line Items]
Capital shares (in Shares)			13,942,265